Post employment benefits - Sensitivity analyses of potential impacts on consolidated income statement and on plan liabilities (Details) $ in Millions	12 Months Ended
	Jun. 30, 2024 USD ($) yr	Jun. 30, 2023 USD ($)	[2]	Jun. 30, 2022 USD ($)	[1],[2]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	$ 6,001	$ 5,547	[1]	$ 5,897
Profit for the year	$ 4,166	$ 4,479	[3]	$ 4,410
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Duration of reasonably possible increase in actuarial assumption | yr	1
United Kingdom | Effect of 0.5% increase in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	$ 2
Profit for the year	16
Plan liabilities	307
United Kingdom | Effect of 0.5% decrease in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	(2)
Profit for the year	(16)
Plan liabilities	(339)
United Kingdom | Effect of 0.5% increase in inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	(2)
Profit for the year	(9)
Plan liabilities	(201)
United Kingdom | Effect of 0.5% decrease in inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	2
Profit for the year	9
Plan liabilities	200
United Kingdom | Effect of one year increase in life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	0
Profit for the year	(6)
Plan liabilities	(162)
Ireland | Effect of 0.5% increase in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	1
Profit for the year	6
Plan liabilities	101
Ireland | Effect of 0.5% decrease in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	(1)
Profit for the year	(5)
Plan liabilities	(112)
Ireland | Effect of 0.5% increase in inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	0
Profit for the year	(2)
Plan liabilities	(62)
Ireland | Effect of 0.5% decrease in inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	0
Profit for the year	3
Plan liabilities	73
Ireland | Effect of one year increase in life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	0
Profit for the year	(2)
Plan liabilities	(67)
United States | Effect of 0.5% increase in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	2
Profit for the year	2
Plan liabilities	27
United States | Effect of 0.5% decrease in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	(2)
Profit for the year	(2)
Plan liabilities	(30)
United States | Effect of 0.5% increase in inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	(1)
Profit for the year	(1)
Plan liabilities	(10)
United States | Effect of 0.5% decrease in inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	1
Profit for the year	1
Plan liabilities	9
United States | Effect of one year increase in life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	0
Profit for the year	(1)
Plan liabilities	$ (17)

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[2]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[3]	(1) See pages 238-240 for an explanation under Accounting information and policies.